Insurance Contracts - Summary of Sensitivity analysis of insurance risk (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Lapse ratio
Various Types of Insurance [Line Items]
Before reinsurance mitigation increase		₩ (21,694)	₩ (8,068)
Before reinsurance mitigation decrease		7,578	7,048
After reinsurance mitigation increase		(9,028)	(814)
After reinsurance mitigation decrease		13,170	9,954
Before reinsurance mitigation increase (Equity)		(126,774)	(167,701)
Before reinsurance mitigation decrease (Equity)		120,771	176,746
After reinsurance mitigation increase (Equity)		(122,230)	(167,249)
After reinsurance mitigation decrease (Equity)		₩ 122,364	₩ 183,228
Assumption change		10.00%	10.00%
Assumption change (decrease)		10.00%	10.00%
Loss ratio
Various Types of Insurance [Line Items]
Before reinsurance mitigation increase		₩ (204,679)	₩ (71,203)
Before reinsurance mitigation decrease		134,965	39,698
After reinsurance mitigation increase		(204,326)	(71,191)
After reinsurance mitigation decrease		181,803	58,413
Before reinsurance mitigation increase (Equity)		8,646	344,552
Before reinsurance mitigation decrease (Equity)		(76,125)	(375,968)
After reinsurance mitigation increase (Equity)		12,914	371,702
After reinsurance mitigation decrease (Equity)		₩ (44,685)	₩ (386,452)
Assumption change		10.00%	10.00%
Assumption change (decrease)		10.00%	10.00%
Expense ratio
Various Types of Insurance [Line Items]
Before reinsurance mitigation increase		₩ (34,425)	₩ (11,460)
Before reinsurance mitigation decrease		29,588	10,900
After reinsurance mitigation increase		(27,321)	(8,628)
After reinsurance mitigation decrease		40,332	17,454
Before reinsurance mitigation increase (Equity)		17,560	73,058
Before reinsurance mitigation decrease (Equity)		(22,397)	(73,618)
After reinsurance mitigation increase (Equity)		18,788	75,299
After reinsurance mitigation decrease (Equity)		₩ (18,107)	₩ (70,238)
Assumption change		10.00%	10.00%
Assumption change (decrease)		10.00%	10.00%
KB Life Insurance Co., Ltd. | Lapse ratio
Various Types of Insurance [Line Items]
Before reinsurance mitigation increase		₩ (21,454)	₩ (39,955)
Before reinsurance mitigation decrease		7,252	34,296
After reinsurance mitigation increase		(21,810)	(40,324)
After reinsurance mitigation decrease		7,335	34,488
Before reinsurance mitigation increase (Equity)		3,321	20,135
Before reinsurance mitigation decrease (Equity)		1,355	(28,234)
After reinsurance mitigation increase (Equity)		2,597	19,250
After reinsurance mitigation decrease (Equity)		₩ 1,494	₩ (27,448)
Assumption change		10.00%	10.00%
Assumption change (decrease)		(10.00%)	(10.00%)
KB Life Insurance Co., Ltd. | Loss ratio
Various Types of Insurance [Line Items]
Before reinsurance mitigation increase	[1]	₩ (13,476)	₩ (6,863)
Before reinsurance mitigation decrease	[1]	11,279	5,444
After reinsurance mitigation increase	[1]	(14,294)	(6,997)
After reinsurance mitigation decrease	[1]	12,001	5,528
Before reinsurance mitigation increase (Equity)	[1]	90,861	124,000
Before reinsurance mitigation decrease (Equity)	[1]	(95,788)	(129,109)
After reinsurance mitigation increase (Equity)	[1]	88,899	121,882
After reinsurance mitigation decrease (Equity)	[1]	₩ (93,886)	₩ (127,052)
Assumption change	[1]	10.00%	10.00%
Assumption change (decrease)	[1]	(10.00%)	(10.00%)
KB Life Insurance Co., Ltd. | Expense ratio
Various Types of Insurance [Line Items]
Before reinsurance mitigation increase		₩ (12,296)	₩ (14,667)
Before reinsurance mitigation decrease		12,959	16,006
After reinsurance mitigation increase		(12,677)	(14,724)
After reinsurance mitigation decrease		13,332	16,064
Before reinsurance mitigation increase (Equity)		15,523	22,483
Before reinsurance mitigation decrease (Equity)		(15,823)	(21,772)
After reinsurance mitigation increase (Equity)		15,242	22,432
After reinsurance mitigation decrease (Equity)		₩ (15,549)	₩ (21,738)
Assumption change		10.00%	10.00%
Assumption change (decrease)		(10.00%)	(10.00%)
Contractual service margin | Lapse ratio
Various Types of Insurance [Line Items]
Before reinsurance mitigation increase		₩ (408,771)	₩ (359,264)
Before reinsurance mitigation decrease		458,382	389,089
After reinsurance mitigation increase		(415,121)	(370,940)
After reinsurance mitigation decrease		471,873	408,833
Contractual service margin | Loss ratio
Various Types of Insurance [Line Items]
Before reinsurance mitigation increase		(3,017,035)	(2,901,957)
Before reinsurance mitigation decrease		3,040,917	2,912,747
After reinsurance mitigation increase		(2,804,994)	(2,668,976)
After reinsurance mitigation decrease		2,876,110	2,709,476
Contractual service margin | Expense ratio
Various Types of Insurance [Line Items]
Before reinsurance mitigation increase		(628,400)	(580,442)
Before reinsurance mitigation decrease		633,238	581,002
After reinsurance mitigation increase		(622,522)	(571,270)
After reinsurance mitigation decrease		₩ 632,892	₩ 577,478

[1]	Includes mortality, longevity, and disability/illness risks